Securities (Securities Available for Sale) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities, Total	$ 152,195	$ 142,468
Fair Value of AFS Securities, Total	152,327	142,903
Gross Unrealized Gains on AFS Securities, Total	1,082	1,182
Gross Unrealized Losses on AFS Securities, Total	(950)	(747)
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	1,000	4,510
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	24,489	39,110
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	7,495	6,996
Amortized Cost of AFS Securities, Total	32,984	50,616
Fair Value of AFS Securities Maturing Within One Year	1,003	4,566
Fair Value of AFS Securities Maturing After One Year But Within Five Years	24,264	38,723
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	7,465	6,812
Fair Value of AFS Securities, Total	32,732	50,101
Gross Unrealized Gains on AFS Securities Maturing Within One Year	3	56
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	19	31
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	7	1
Gross Unrealized Gains on AFS Securities, Total	29	88
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(244)	(418)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(37)	(185)
Gross Unrealized Losses on AFS Securities, Total	(281)	(603)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	5,756	9,903
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	16,070	16,822
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	7,204	8,609
Amortized Cost of AFS Securities Maturing After Ten Years	330	340
Amortized Cost of AFS Securities, Total	29,360	35,674
Fair Value of AFS Securities Maturing Within One Year	5,771	9,934
Fair Value of AFS Securities Maturing After One Year But Within Five Years	16,151	16,853
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	7,282	8,748
Fair Value of AFS Securities Maturing After Ten Years	331	338
Fair Value of AFS Securities, Total	29,535	35,873
Gross Unrealized Gains on AFS Securities Maturing Within One Year	15	31
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	101	78
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	78	143
Gross Unrealized Gains on AFS Securities Maturing After Ten Years	1
Gross Unrealized Gains on AFS Securities, Total	195	252
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(20)	(47)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years		(4)
Gross Unrealized Losses on AFS Securities Maturing After Ten Years		(2)
Gross Unrealized Losses on AFS Securities, Total	(20)	(53)
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	88,159	55,123
Fair Value of AFS Securities, Total	87,741	55,429
Fair Value of AFS Securities Without Single Maturity Date	87,741	55,429
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	213	367
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	(631)	(61)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	1,692	1,055
Fair Value of AFS Securities, Total	2,319	1,500
Fair Value of AFS Securities Without Single Maturity Date	2,319	1,500
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	645	475
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	(18)	(30)
Parent Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value of AFS Securities, Total	$ 1,399	$ 1,225